Filed electronically with the Securities and Exchange Commission on August 9, 2018

1933 Act File No. 002-81549

1940 Act File No. 811-03657

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	|X|
Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 83	|X|
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|X|

Amendment No. 83

Deutsche DWS State Tax-Free Income Series (formerly Deutsche State Tax-Free Income Series)
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (212) 250-2500

John Millette

One International Place, Boston, MA 02110

(Name and Address of Agent for Service)

Copy to:

John S. Marten

Vedder Price P.C.

222 N. LaSalle Street, Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

|X |	Immediately upon filing pursuant to paragraph (b)
|__|	On ________________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On ________________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ________________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Registrant:

  DWS Massachusetts Tax-Free Fund (formerly Deutsche Massachusetts Tax-Free Fund) - Class A, Class C, Class S, and Class T

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 8th day of August 2018.

DEUTSCHE DWS STATE TAX-FREE INCOME SERIES

By: /s/Hepsen Uzcan

Hepsen Uzcan*

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Hepsen Uzcan
Hepsen Uzcan*	President	August 8, 2018

/s/Diane Kenneally
Diane Kenneally	Chief Financial Officer and Treasurer	August 8, 2018

/s/John W. Ballantine
John W. Ballantine*	Trustee	August 8, 2018

/s/ Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	August 8, 2018

/s/ Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	August 8, 2018

/s/ Keith R. Fox
Keith R. Fox*	Chairperson and Trustee	August 8, 2018

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	August 8, 2018

/s/ Richard J. Herring
Richard J. Herring*	Trustee	August 8, 2018

/s/William McClayton
William McClayton*	Trustee	August 8, 2018

/s/ Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	August 8, 2018

SIGNATURE	TITLE	DATE

/s/ William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	August 8, 2018

/s/ Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	August 8, 2018

*By: /s/ Caroline Pearson

          Caroline Pearson**

          Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 82, as filed on July 27, 2018 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase